T. ROWE PRICE EQUITY INCOME ETF

September 30, 2021 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.8%
COMMUNICATION SERVICES 5.0%
Diversified Telecommunication Services 0.5%
AT&T	6,162	166
Verizon Communications	1,699	92
		258
Entertainment 0.9%
Walt Disney (1)	2,471	418
		418
Media 3.6%
Comcast, Class A	14,307	800
Fox, Class B	9,781	363
News, Class A	24,333	573
		1,736
Total Communication Services		2,412
CONSUMER DISCRETIONARY 3.6%
Automobiles 1.1%
General Motors (1)	10,237	539
		539
Hotels Restaurants & Leisure 0.7%
Las Vegas Sands (1)	8,880	325
		325
Leisure Products 0.6%
Mattel (1)	15,633	290
		290
Multiline Retail 0.6%
Kohl's	6,321	298
		298
Specialty Retail 0.6%
TJX	4,588	303
		303
Total Consumer Discretionary		1,755
CONSUMER STAPLES 6.9%
Beverages 0.5%
Coca-Cola	4,845	254
		254
Food & Staples Retailing 0.4%
Walmart	1,345	188
		188
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Food Products 3.2%
Bunge	1,065	87
Conagra Brands	15,955	540
Mondelez International	403	23
Tyson Foods, Class A	11,121	878
		1,528
Household Products 1.3%
Kimberly-Clark	4,809	637
		637
Tobacco 1.5%
Altria Group	3,696	168
Philip Morris International	5,788	549
		717
Total Consumer Staples		3,324
ENERGY 5.9%
Energy Equipment & Services 0.3%
Halliburton	7,110	154
		154
Oil, Gas & Consumable Fuels 5.6%
Chevron	920	93
EOG Resources	6,726	540
Exxon Mobil	6,980	411
Hess	515	40
Occidental Petroleum	3,305	98
Targa Resources	1,472	73
TC Energy	6,141	295
TotalEnergies, ADR	23,874	1,144
		2,694
Total Energy		2,848
FINANCIALS 23.7%
Banks 9.0%
Bank of America	6,403	272
Citizens Financial Group	4,709	221
Fifth Third Bancorp	20,288	861
Huntington Bancshares	30,076	465
JPMorgan Chase & Co.	2,173	356
PNC Financial Services Group	1,127	220
Wells Fargo & Co.	41,862	1,943
		4,338
Capital Markets 5.0%
Bank of New York Mellon	3,510	182
Charles Schwab	3,408	248
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Franklin Resources	2,909	86
Goldman Sachs Group	1,592	602
Morgan Stanley	6,110	595
Raymond James Financial	2,861	264
State Street	5,386	456
		2,433
Diversified Financial Services 1.1%
Equitable Holdings	18,583	551
		551
Insurance 8.6%
American International Group	21,826	1,198
Chubb	5,190	901
Hartford Financial Services Group	3,370	237
Loews	14,336	773
Marsh & McLennan	786	119
MetLife	15,376	949
		4,177
Total Financials		11,499
HEALTH CARE 16.1%
Biotechnology 2.2%
AbbVie	7,224	779
Biogen (1)	493	139
Gilead Sciences	2,203	154
		1,072
Health Care Equipment & Supplies 4.3%
Becton Dickinson & Co.	3,905	960
Medtronic	6,067	760
Zimmer Biomet Holdings	2,368	347
		2,067
Health Care Providers & Services 5.3%
Anthem	2,540	947
Cardinal Health	3,740	185
Centene (1)	3,428	214
Cigna	2,205	441
CVS Health	7,018	596
UnitedHealth Group	508	198
		2,581
Pharmaceuticals 4.3%
AstraZeneca, ADR	3,012	181
GlaxoSmithKline, ADR	1,835	70
Johnson & Johnson	3,637	587
Merck & Co.	4,858	365
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Organon & Co.	199	7
Pfizer	11,194	481
Sanofi, ADR	8,227	397
		2,088
Total Health Care		7,808
INDUSTRIALS & BUSINESS SERVICES 10.7%
Aerospace & Defense 2.6%
Boeing (1)	2,278	501
L3Harris Technologies	3,426	755
		1,256
Air Freight & Logistics 2.3%
United Parcel Service, Class B	6,122	1,115
		1,115
Airlines 0.3%
Southwest Airlines (1)	3,058	157
		157
Commercial Services & Supplies 0.8%
Stericycle (1)	6,004	408
		408
Industrial Conglomerates 3.1%
3M	538	94
General Electric	13,602	1,402
		1,496
Machinery 1.0%
Flowserve	1,356	47
PACCAR	2,647	209
Snap-on	1,158	242
		498
Professional Services 0.6%
Nielsen Holdings	14,872	285
		285
Total Industrials & Business Services		5,215
INFORMATION TECHNOLOGY 8.5%
Communications Equipment 0.7%
Cisco Systems	5,955	324
		324
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity	1,020	140
		140
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
IT Services 0.3%
Fiserv (1)	1,400	152
		152
Semiconductors & Semiconductor Equipment 4.8%
Applied Materials	3,846	495
NXP Semiconductors NV	1,054	206
QUALCOMM	8,593	1,108
Texas Instruments	2,849	548
		2,357
Software 2.4%
Citrix Systems	4,070	437
Microsoft	2,585	729
		1,166
Total Information Technology		4,139
MATERIALS 5.6%
Chemicals 3.8%
CF Industries Holdings	16,866	941
DuPont de Nemours	3,073	209
International Flavors & Fragrances	3,560	476
PPG Industries	1,708	244
		1,870
Containers & Packaging 1.8%
International Paper	15,465	865
		865
Total Materials		2,735
REAL ESTATE 4.3%
Equity Real Estate Investment Trusts 4.3%
Equity Residential, REIT	8,877	718
Rayonier, REIT	10,512	375
Vornado Realty Trust, REIT	1,300	55
Welltower, REIT	2,100	173
Weyerhaeuser, REIT	22,178	789
Total Real Estate		2,110
UTILITIES 8.5%
Electric Utilities 4.1%
Edison International	1,520	84
Entergy	1,375	137
NextEra Energy	5,264	413
Southern	21,948	1,360
		1,994
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Multi-Utilities 4.4%
Ameren	3,577	290
Dominion Energy	4,928	360
NiSource	27,593	668
Sempra Energy	6,250	791
		2,109
Total Utilities		4,103
Total Common Stocks (Cost $41,140)		47,948
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, 0.03% (2)	556,764	557
Total Short-Term Investments (Cost $557)		557
Total Investments in Securities 100.0% of Net Assets (Cost $41,697)		$48,505
Other Assets Less Liabilities 0.0%		22
Net Assets 100.0%		$48,527

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Equity Income ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
Security Valuation
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.

T. ROWE PRICE EQUITY INCOME ETF

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
On September 30, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
ETF787-054Q3
09/2021